Inventories	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
INVENTORIES

Note 9: - Inventories

	December 31,
	2023	2022
	U.S. Dollars in thousands
Finished products	$42,526	$30,429
Purchased products	11,021	4,754
Work in progress	6,653	12,276
Raw materials	28,279	21,326
Total Inventories	$88,479	$68,785

(1)	During the years 2023, 2022 and 2021, the Company recognized, as cost of revenues, an impairment for inventories carried at net realizable value totaled of $4,399 thousand, $3,996 thousand, and $2,982 thousand, respectively.